Note 16 - Loss Per Share - Antidilutive Securities (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive securities (in shares)	63,588	60,711	58,566	56,552	76,858
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	29,437	30,437	29,168	30,480	34,857
Restricted Stock Units (RSUs) [Member]
Antidilutive securities (in shares)	13,246	9,369	8,493	5,167	0
Warrant [Member]
Antidilutive securities (in shares)	17,905	17,905	17,905	17,905	0
Company Earn-Outs [Member]
Antidilutive securities (in shares)	3,000	3,000	3,000	3,000	0